Income Taxes - Earnings Before Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings before income taxes
Earnings before income taxes	$ 39,348	$ 18,063	$ 14,444
Domestic Tax Authority [Member]
Earnings before income taxes
Earnings before income taxes	19,205	(5,396)	(6,184)
Foreign Tax Authority [Member]
Earnings before income taxes
Earnings before income taxes	$ 20,143	$ 23,459	$ 20,628